Recorded Balance at Original Cost of Troubled Debt Restructurings (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, original cost	$ 2,155,866	$ 1,976,797
Mortgage loans on real estate | One-to-four family residential
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, original cost	267,916	213,966
Mortgage loans on real estate | Commercial
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, original cost	1,011,350	1,075,483
Mortgage loans on real estate | Home equity
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, original cost	84,123	125,588
Commercial business
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, original cost	701,271	477,798
Consumer loan
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, original cost	$ 91,206	$ 83,962